9. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Schedule of Related Party Transactions

For the year ended September 30, 2022
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 162,000	$ Nil	$ Nil	$ Nil	$ 59,000	$ 221,000
Rob Duncan VP of Exploration	$ 150,000	$ Nil	$ Nil	$ Nil	$ 44,250	$ 194,250
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 29,500	$ 29,500
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 29,500	$ 29,500
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 44,250	$ 44,250
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 29,500	$ 29,500
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 14,750	$ 14,750
Sven Gollan Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 23,100	$ 23,100

For the year ended September 30, 2021
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 162,000	$ Nil	$ Nil	$ Nil	$ 30,270	$ 192,270
Rob Duncan VP of Exploration	$ 145,625	$ Nil	$ Nil	$ Nil	$ 30,270	$ 175,895
Winnie Wong Chief Financial Officer	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,180	$ 20,180
Marc G. Blythe Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,180	$ 20,180
Mark T. Brown Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 30,270	$ 30,270
Craig Lindsay Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,180	$ 20,180
John Wilson Director	$ Nil	$ Nil	$ Nil	$ Nil	$ 20,180	$ 20,180

For the year ended September 30, 2020
	Short-term employee benefits	Post- employment benefits	Other long- term benefits	Termination benefits	Share-based payments	Total
Jason Weber Chief Executive Officer, Director	$ 147,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 147,000
Rob Duncan, VP of Exploration	$ 25,000	$ Nil	$ Nil	$ Nil	$ Nil	$ 25,000